United States Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: ___09/30/09___

Check here if Amendment [  ]; Amendment Number: ________

This Amendment (Check only one): [  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Mitchell Capital Management Co.
Address:	2600 Grand Blvd
		Suite 750
		Kansas City, MO  64108

13F File Number:  28-05171

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct andcomplete, and that it is understood that all required items, statement, schedules, lists and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Ken Green
Title:	Vice President
Phone:	816-561-6512

Signature, Place, and Date of Signing:


Ken Green		Kansas City, MO		___09/30/09___


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F COMBINATION REPORT. (Check here if a portion of all the holdings for this reporting manager are reported in this report and a portion are report by other manager (s)).

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc                      COM              001055102     5318   124418 SH       SOLE                   124418
Adobe Systems Inc              COM              00724F101     4024   121795 SH       SOLE                   121795
Aeropostale Inc                COM              007865108     2700    62102 SH       SOLE                    62102
Best Buy Company               COM              086516101     4543   121077 SH       SOLE                   121077
CGI Group Inc CL A             COM              39945c109     1516   129642 SH       SOLE                   129642
Canadian National Railway Co   COM              136375102     4144    84591 SH       SOLE                    84591
Cerner Corp                    COM              156782104     6302    84249 SH       SOLE                    84249
Cognizant Tech Solutions-A     COM              192446102     5773   149330 SH       SOLE                   149330
Denbury Resource               COM              247916208     2779   183700 SH       SOLE                   183700
EMC Corp.                      COM              268648102     2935   172262 SH       SOLE                   172262
Emerson Elec                   COM              291011104      242     6043 SH       SOLE                     6043
Express Scripts                COM              302182100     7459    96141 SH       SOLE                    96141
FMC Technologies Inc           COM              30249U101     6809   130344 SH       SOLE                   130344
Flir Systems Inc               COM              302445101     6655   237947 SH       SOLE                   237947
Google Inc - Cl A              COM              38259P508     6001    12102 SH       SOLE                    12102
ITT Corp                       COM              450911102     4938    94692 SH       SOLE                    94692
Intuit Inc                     COM              461202103     2422    84981 SH       SOLE                    84981
Intuitive Surgical Inc         COM              46120e602     4646    17716 SH       SOLE                    17716
Jacobs Engineering Group Inc   COM              469814107     4453    96901 SH       SOLE                    96901
Kirby Corp.                    COM              497266106     4159   112961 SH       SOLE                   112961
Lincoln Electric Holdings      COM              533900106     1921    40480 SH       SOLE                    40480
Mantech Int'l Corp A           COM              564563104     4535    96293 SH       SOLE                    96293
Novo-Nordisk Spons ADR         COM              670100205     4700    74661 SH       SOLE                    74661
Oceaneering Intl Inc           COM              675232102     6235   109871 SH       SOLE                   109871
Petmed Express Inc             COM              716382106     3724   197539 SH       SOLE                   197539
Qualcomm Inc                   COM              747525103     3781    84063 SH       SOLE                    84063
Research In Motion             COM              760975102     2266    33511 SH       SOLE                    33511
Sabine Royalty Trust           COM              785688102      231     5723 SH       SOLE                     5723
T. Rowe Price Group Inc        COM              74144T108     4230    92561 SH       SOLE                    92561
Teva Pharm Ind-SP ADR          COM              881624209     5465   108083 SH       SOLE                   108083
Tractor Supply                 COM              892356106     5560   114829 SH       SOLE                   114829
Urban Outfitters Inc           COM              917047102     3699   122606 SH       SOLE                   122606
Visa Inc - Class A Shares      COM              92826c839     2654    38404 SH       SOLE                    38404
XTO Energy Inc                 COM              98385x106     2208    53433 SH       SOLE                    53433
eBay Inc.                      COM              278642103     2577   109198 SH       SOLE                   109198